MFS(R)/SUN LIFE SERIES TRUST


Bond Series                                 Massachusetts Investors Trust Series
Capital Appreciation Series                 Mid Cap Growth Series
Capital Opportunities Series                Mid Cap Value Series
Core Equity Series                          Money Market Series
Emerging Growth Series                      New Discovery Series
Emerging Markets Equity Series              Research International Series
Global Governments Series                   Research Series
Global Growth Series                        Strategic Growth Series
Global Total Return Series                  Strategic Income Series
Government Securities Series                Strategic Value Series
High Yield Series                           Technology Series
International Growth Series                 Total Return Series
International Value Series                  Utilities Series
Managed Sectors Series                      Value Series
Massachusetts Investors Growth Stock Series

          Supplement to the Current Statement of Additional Information

Effective immediately, the following new paragraph is added at the end of the section entitled "Investment Adviser":

MFS votes proxies on behalf of the Funds pursuant to the proxy voting policies described in Appendix C to this SAI. Information regarding how each Series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge by visiting www.mfs.com and clicking on Proxy Voting or by visiting the SEC's Web site at http://www.sec.gov.

Effective immediately, the first paragraph (excluding the last sentence) under "Administrator" is restated as follows:

MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each Series. Under a Master Administrative Services Agreement between the Series Funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Series Funds' Board of Trustees. Each Series is allocated a portion of these administrative costs based on its size and relative average net assets. Until March 31, 2004, each Series paid MFS an administrative fee up to the following annual percentage rates of the Series' average daily net assets:

-----------------------------------                     ------------------------
First $2 billion                                        0.0175%
-----------------------------------                     ------------------------
Next $2.5 billion                                       0.0130%
-----------------------------------                     ------------------------
Next $2.5 billion                                       0.0005%
-----------------------------------                     ------------------------
In excess of $7 billion                                 0.0000%
-----------------------------------                     ------------------------



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Effective  April 1, 2004, each Series pays MFS an  administrative  fee up to the following annual percentage rates of the Series' average daily net assets:

-----------------------------------                     ------------------------
First $2 billion                                        0.01120%
-----------------------------------                     ------------------------
Next $2.5 billion                                       0.00832%
-----------------------------------                     ------------------------
Next $2.5 billion                                       0.00032%
-----------------------------------                     ------------------------
In excess of $7 billion                                 0.0000%
-----------------------------------                     ------------------------


Effective immediately, the last sentence of the third paragraph has been deleted under "Portfolio Transactions and Brokerage Commissions" and the tenth paragraph is replaced in its entirety by the following:

Certain Series have entered into an arrangement under which, with respect to certain brokerage transactions directed to certain broker-dealers, the Series receive, on a trade-by-trade basis, a credit for part of the brokerage commission paid, which is applied against expenses of the Series. In addition, the Series have an expense offset arrangement that reduces the Series' custodian fees based upon the amount of cash maintained by the Series with their custodian and dividend disbursing agent, State Street Bank and Trust Company.


                The date of this supplement is September 1, 2004.